Offerings	Aug. 14, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.875% Senior Note due 2034
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 498,540,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 73,584.50
Offering Note	The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant initially deferred payment of all of the registration fee for the registration statement on Form S-3 (Registration Statement Nos. 333-279209, 333-279209-01) filed by the registrant with the Securities and Exchange Commission on May 8, 2024.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 5.875% Senior Note due 2034
Fee Rate	0.01476%
Amount of Registration Fee	$ 0.00
Offering Note	a.Cousins Properties Incorporated has provided a guarantee with respect to the 5.875% Notes due 2034 issued by Cousins Properties LP. b.Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due with respect to the guarantees.